UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                           The Appleton Funds
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 878-4000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  06/30/08
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================



                           APPLETON EQUITY GROWTH FUND
                           ---------------------------





                               Semi-Annual Report
                                  June 30, 2008
                                   (Unaudited)







          Investment Adviser                            Administrator
          ------------------                            -------------
        Appleton Partners, Inc.                           JPMorgan
     45 Milk Street, Eighth Floor                       303 Broadway
           Boston, MA 02109                               Suite 900
                                                    Cincinnati, OH 45202
                                                       1-877-712-7753





================================================================================

[LOGO] APPLETON FUNDS

Dear Shareholder,

Several themes dominated financial markets during the first half of 2008: the continued sharp increases in oil, commodity, and food prices, the accelerating deflation in home prices, and the longest Presidential primary in the history of our country. Against this background, equity markets manifested substantial volatility with the net result for the year to date, as measured by the S&P 500, being a loss of 11.91%. The Fund showed strong relative performance, besting the S&P by 3.77%. The Energy and Materials sectors were the only two sectors to finish the first half in positive territory. The Fund capitalized on this as it maintained a relative overweight in the Materials sector and benefited from strong performance in Agrium (4.0%) and Praxair (2.8%). Apache (2.7%) and Transocean (2.9%) were two energy holdings that aided the Fund in achieving its relative outperformance. Finally, a relative underweight in the Financial sector also benefitted relative performance.

The combination of rapidly rising food prices, primarily due to the emphasis on bio-fuels as substitutes for oil-based products, and oil prices causes many investors to wonder and question if this scenario is a replay of 1973/1974. It is a reasonable question, though there are far greater differences than similarities between the present environment and that particular era. Although the topic could well be worthy of its own separate discussion, two examples of the differences are worth noting.

The first difference is the level of Consumer Price Inflation itself. Back in October 1973, when OPEC quadrupled the price of oil, the last reported Consumer Price Index prior to the increase showed Consumer Price Inflation running at a rate of about 8% on a year-over-year basis. This 8% rate was independent of the impact from the increased price of oil. The current rate of Consumer Price Inflation at 4.1% includes the full impact of the quintupling of the price of oil over the last 5 years, as well as the substantial decline in the value of the dollar over the last 2 1/2 years. The impact of the 1973 OPEC price increase would ultimately bring Consumer Price Inflation to a rate of 12%. As can be deducted by the above, however, the bulk of the inflation was due to the unwinding of the price controls that had been put in place in August 1971.

A second difference is the massive change in the composition of our global economy. In 1973/74, the economies of China and India specifically, and their impact on the volume and prices of globally traded commodities, were but rounding errors compared to the size of the developed countries of Europe, Asia, and North America.

Looking more broadly, there is substantial concern by most global monetary authorities about Consumer Price Inflation expectations, an appropriate fixation for most countries. Fortunately, in this time when so many inflation protected securities are available, such monitoring is quite a straightforward undertaking.

At least as important for the United States, however, is the need for the development of an equally systematic approach for monitoring home price inflation/deflation expectations, since the monetization of this asset class has been such an accelerant to the growth of consumer spending in recent years. Not having such a mechanism in place increases the risk of a policy mistake, i.e., too much emphasis on the former could exacerbate the deflationary effects of the latter. This is an important element in our still cautious view of the equity markets.

An additional element supporting our cautious view of the stock market is the uncertainty surrounding the role of "decoupling", which seems to be a new buzzword of 2008. In the past, it was believed and valid, that when the United States sneezed the rest of the world caught a cold. Today, there is a moderately widespread belief that the rest of the world has "decoupled" from the United States. The thought is, the countries from which we import so much have sufficiently strong internal growth trends, that reduced level of exports to the United States will not negatively affect their growth rate and therefore will not have a negative impact on commodity prices.

Since "decoupling" is still an untested theory, it seems more likely that commodity prices could well show uncomfortable declines in price over the short to intermediate term before resuming their long-term strong up-trends. Adding to this caution is that these same countries are tightening their domestic monetary policies because of an unacceptable acceleration of their domestic inflation rates. It is anything but certain that the rest of the world will truly be immune to our "cold".

In spite of the unusually high levels of economic uncertainly which warrant higher than normal levels of cash in portfolios, we continue focusing our portfolios and research on securities showing above average profit gains that are reasonably priced relative to the market and their historic trends. We believe it is also worth remembering that in financial markets, as problem stocks suffer, other stocks with better prospects gain visibility, thus forcing evolution of portfolios to those equities showing the most improvement in profitability and the best prospects for future profit growth.

Sincerely,

/s/ James I. Ladge
James I. Ladge, CFA
President

                Tabular Presentation of Portfolio of Investments
                               As of June 30, 2008
                                   (Unaudited)

        Sector                                       (% of Net Assets)

        Consumer, Cyclical                                        4.7%
        Consumer, Non-Cyclical                                    9.8%
        Energy                                                   13.9%
        Financial Services                                        9.3%
        Healthcare                                               11.5%
        Industrial                                               11.2%
        Materials                                                 9.1%
        Technology                                               18.4%
        Money Markets                                            10.8%
        Liabilities in Excess of Other Assets                     1.3%
                                                  --------------------
                                                                100.0%
                                                  ====================

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            June 30, 2008 (Unaudited)

                                                                      Market
  Shares                                                              Value
            COMMON STOCKS -- 87.9%
            CONSUMER, CYCLICAL -- 4.7%
    5,200   McDonald's Corp.                                       $    292,344
    8,000   The Walt Disney Co.                                         249,600
                                                                   ------------
                                                                        541,944
                                                                   ------------

            CONSUMER, NON-CYCLICAL -- 9.8%
    7,500   CVS Caremark Corp.                                          296,775
    5,750   Kellogg Co.                                                 276,115
    4,000   PepsiCo, Inc.                                               254,360
    4,987   Procter & Gamble Co.                                        303,259
                                                                   ------------
                                                                      1,130,509
                                                                   ------------

            ENERGY -- 13.9%
    2,250   Apache Corp.                                                312,750
    4,400   Exxon Mobil Corp.                                           387,772
    2,500   Schlumberger Ltd.                                           268,575
    3,650   Smith International, Inc.                                   303,461
    2,200   Transocean, Inc.*                                           335,258
                                                                   ------------
                                                                      1,607,816
                                                                   ------------

            FINANCIAL SERVICES -- 9.3%
    4,525   Aflac, Inc.                                                 284,170
    6,500   Bank of America Corp.                                       155,155
    1,200   Goldman Sachs Group                                         209,880
    4,500   MetLife, Inc.                                               237,465
    8,000   Wells Fargo & Co.                                           190,000
                                                                   ------------
                                                                      1,076,670
                                                                   ------------

            HEALTHCARE -- 11.5%
    5,400   Baxter International, Inc.                                  345,276
    4,000   Becton, Dickinson & Co.                                     325,200
    7,000   Gilead Sciences, Inc.*                                      370,650
    4,700   Stryker Corp.                                               295,536
                                                                   ------------
                                                                      1,336,662
                                                                   ------------
            INDUSTRIAL -- 11.2%
    7,000   AMETEK, Inc.                                                330,540
    3,750   Caterpillar, Inc.                                           276,825
    3,300   Deere & Co.                                                 238,029
    8,850   General Electric Co.                                        236,207
    3,525   McDermott International, Inc.*                              218,162
                                                                   ------------
                                                                      1,299,763
                                                                   ------------

                           APPLETON EQUITY GROWTH FUND
                       PORTFOLIO OF INVESTMENTS, Continued
                            June 30, 2008 (Unaudited)

                                                                      Market
  Shares                                                              Value

            COMMON STOCKS -- 87.9%, Continued
            MATERIALS -- 9.1%
    4,300   Agrium, Inc.                                           $    462,422
    5,950   Ecolab, Inc.                                                255,791
    3,500   Praxair, Inc.                                               329,840
                                                                   ------------
                                                                      1,048,053
                                                                   ------------

            TECHNOLOGY -- 18.4%
    7,750   Amphenol Corp.                                              347,820
    8,500   ANSYS, Inc.*                                                400,520
    1,550   Apple Computer, Inc.*                                       259,532
   10,000   Cisco Systems*                                              232,600
    2,400   International Business Machines Corp.                       284,472
    3,000   MEMC Electronic Materials, Inc.*                            184,620
    6,000   Microsoft Corp.                                             165,060
      152   Nortel Networks Corp.*                                        1,249
   12,500   Oracle Corp.*                                               262,500
                                                                   ------------
                                                                      2,138,373
                                                                   ------------
            TOTAL COMMON STOCKS                                    $ 10,179,790
                                                                   ------------
            MONEY MARKETS -- 10.8%
1,247,899   Fidelity Money Market Fund                                1,247,899
                                                                   ------------

            TOTAL INVESTMENT SECURITIES -- 98.7% (Cost $9,833,209) $ 11,427,689

            OTHER ASSETS IN EXCESS OF LIABILITES-- 1.3%                 151,433
                                                                   ------------

            NET ASSETS -- 100.0%                                   $ 11,579,122
                                                                   ============

*Non-income producing security

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2008
                                   (Unaudited)

ASSETS
    Investment securities:
       At acquisition cost                                         $  9,833,209
                                                                   ============
       At market value                                             $ 11,427,689
    Divends receivable                                                    9,309
    Receivable for securities sold                                      198,037
    Other assets                                                          2,347
                                                                   ------------
       TOTAL ASSETS                                                  11,637,382
                                                                   ------------

LIABILITIES
    Payable for capital shares purchased                                  3,000
    Payable to other affiliates                                          23,598
    Payable to Trustees                                                  10,687
    Other accrued expenses and liabilities                               20,975
                                                                   ------------
       TOTAL LIABILITIES                                                 58,260
                                                                   ------------

NET ASSETS                                                         $ 11,579,122
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital                                                    $ 11,640,643
Accumulated net investment loss                                            (805)
Accumulated net realized losses from security transactions           (1,655,196)
Net unrealized appreciation on investments                            1,594,480
                                                                   ------------
NET ASSETS                                                         $ 11,579,122
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
       of shares authorized, no par value)                            1,406,075
                                                                   ============

Net asset value, offering price and redemption price per share     $       8.24
                                                                   ============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2008
                                   (Unaudited)

INVESTMENT INCOME
    Dividends                                                             $    85,264
                                                                          -----------
EXPENSES
    Investment advisory fees                                                   57,603
    Accounting services fees                                                   15,000
    Distribution expenses                                                      14,401
    Administration fees                                                        12,000
    Transfer agent fees                                                        12,000
    Professional fees                                                           9,928
    Compliance fees and expenses                                                7,642
    Trustees' fees and expenses                                                 7,404
    Postage and supplies                                                        3,670
    Custodian fees                                                              3,501
    Reports to shareholders                                                     1,570
    Insurance expense                                                           1,153
    Registration fees                                                             812
    Pricing expense                                                               678
                                                                          -----------
       TOTAL EXPENSES                                                         147,362
    Fees waived and expenses reimbursed by Adviser                            (61,293)
                                                                          -----------
       NET EXPENSES                                                            86,069
                                                                          -----------

NET INVESTMENT LOSS                                                              (805)
                                                                          -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized gains from security transactions                             238,509
    Net change in unrealized appreciation/depreciation on investments      (1,220,728)
                                                                          -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                            (982,219)
                                                                          -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                $  (983,024)
                                                                          ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the
                                                                            Six Months
                                                                              Ended              For the
                                                                             June 30,           Year Ended
                                                                               2008            December 31,
                                                                            (Unaudited)            2007
                                                                          --------------      --------------
FROM OPERATIONS
    Net investment income (loss)                                          $         (805)     $       49,877
    Net realized gains from security transactions                                238,509             317,877
    Net change in unrealized appreciation/depreciation on investments         (1,220,728)          1,360,795
                                                                          --------------      --------------
Net increase (decrease) in net assets from operations                           (983,024)          1,728,549
                                                                          --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS
    From investment income                                                            --             (49,877)
                                                                          --------------      --------------

FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                                  1,061,730           2,717,575
    Reinvestment of distributions                                                     --              19,533
    Payments for shares redeemed                                                (341,526)           (997,175)
                                                                          --------------      --------------
Net increase in net assets from capital share transactions                       720,204           1,739,933
                                                                          --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (262,820)          3,418,605

NET ASSETS
    Beginning of period                                                       11,841,942           8,423,337
                                                                          --------------      --------------
    End of period                                                         $   11,579,122      $   11,841,942
                                                                          ==============      ==============

ACCUMULATED NET INVESTMENT LOSS                                           $         (805)     $           --
                                                                          --------------      --------------

CAPITAL SHARE ACTIVITY
    Sold                                                                         125,989             326,730
    Reinvested                                                                        --               2,178
    Redeemed                                                                     (40,486)           (122,190)
                                                                          --------------      --------------
    Net increase in shares outstanding                                            85,503             206,718
    Shares outstanding, beginning of period                                    1,320,572           1,113,854
                                                                          --------------      --------------
    Shares outstanding, end of period                                          1,406,075           1,320,572
                                                                          ==============      ==============

See accompanying notes to financial statements.

                                                   APPLETON EQUITY GROWTH FUND

                                                       FINANCIAL HIGHLIGHTS

                      Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                          For the
                                         Six Months
                                           Ended            For the       For the          For the        For the       For the
                                          June 30,         Year Ended    Year Ended       Year Ended     Year Ended    Year Ended
                                            2008          December 31,  December 31,     December 31,   December 31,  December 31,
                                         (Unaudited)          2007          2006             2005           2004          2003
                                        ------------      ------------  ------------     -------------  ------------- -------------
Net asset value at beginning of period  $       8.97      $       7.56  $       7.00     $       6.83   $       6.40  $       5.16
                                        ------------      ------------  ------------     ------------   ------------  ------------

Income (loss) from investment
  operations:
    Net investment income (loss)               (0.00)(a)          0.04         (0.00)(a)        (0.01)          0.02         (0.01)
    Net realized and unrealized gains
      (losses) on investments                  (0.73)             1.41          0.56             0.18           0.43          1.25
                                        ------------      ------------  ------------     ------------   ------------  ------------
Total from investment operations               (0.73)             1.45          0.56             0.17           0.45          1.24
                                        ------------      ------------  ------------     ------------   ------------  ------------

Less distributions:
    Dividends from net investment
      income                                      --             (0.04)           --               --          (0.02)           --
                                        ------------      ------------  ------------     ------------   ------------  ------------

Net asset value at end of period        $       8.24      $       8.97  $       7.56     $       7.00   $       6.83  $       6.40
                                        ============      ============  ============     ============   ============  ============

Total return                                   (8.14%)(b)        19.15%         8.00%            2.49%          7.04%        24.03%
                                        ============      ============  ============     ============   ============  ============

Net assets at end of period             $ 11,579,122      $ 11,841,942  $  8,423,337     $  6,863,687   $  6,625,594  $  5,544,031
                                        ============      ============  ============     ============   ============  ============

Ratio of net expenses to average
  net assets                                    1.50%(c)          1.50%         1.50%            1.50%          1.50%         1.50%

Ratio of net investment income (loss)
  to average net assets                        (0.01%)(c)         0.50%        (0.06%)          (0.11%)         0.33%        (0.22%)

Portfolio turnover rate                           53%(c)            36%           50%              85%            40%           58%

(a)   Amount rounds to less than $0.01.

(b)   Not annualized.

(c)   Annualized.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                            June 30, 2008 (Unaudited)

1. Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

--------------------------------------------------------------------------------
                             Level 1 -      Level 2 -      Level 3 - Significant
                             Quoted         Other          Unobservable Inputs
                             Prices         Significant
                                            Observable
                                            Inputs
--------------------------------------------------------------------------------
Investments in Securities    $ 11,427,689   $       -      $                   -
--------------------------------------------------------------------------------

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

                                               2007             2006
                                               ----             ----
        From ordinary income                 $49,877           $   --

The following information is computed on a tax basis as of December 31, 2007:

Cost of portfolio investments                    $        9,101,170
                                                 ==================
Gross unrealized appreciation on investments     $        2,891,015
Gross unrealized depreciation on investments                (75,807)
                                                 ------------------
Net unrealized appreciation on investments       $        2,815,208
Post-October losses                                         (88,351)
Capital loss carryforwards                               (1,805,354)
                                                 ------------------
Total accumulated earnings                       $          921,503
                                                 ==================

During the year ended December 31, 2007, the Fund utilized $406,228 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

                        Amount               December 31,
                --------------        -------------------
                   $ 1,438,233                      2010
                       367,121                      2011
                --------------
                   $ 1,805,354
                ==============

These capital loss carryforwards may be utilized in the current and future years to offset gains, if any, prior to distributing such gains to shareholders.

As of June 30, 2008, the Fund's Federal tax cost of investment securities was $9,833,209 resulting in net unrealized appreciation of $1,594,480 derived from $2,066,786 of unrealized gross appreciation less $472,306 gross unrealized depreciation.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and was to be applied to all open tax years as of the effective date. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in the financial statements.

2. Investment Transactions

For the six months ended June 30, 2008, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,015,620 and $2,723,756, respectively.

3. Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), JPMorgan Chase Bank, N.A. (JPMorgan) the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2008. For the six months ended June 30, 2008, the Adviser waived $46,892 of advisory fees.

Administration, Accounting And Transfer Agency Agreement

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and JPMorgan, JPMorgan supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. JPMorgan supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, JPMorgan receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, JPMorgan receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

JPMorgan also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, JPMorgan receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays JPMorgan certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Fund's portfolio securities.

Distribution Plan

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2008, the Fund accrued and the Adviser subsequently reimbursed $14,401 of distribution expenses under the Plan.

Underwriting Agreement

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with JPMorgan to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, JPMorgan developed and assisted in implementing a compliance program for JPMorgan on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from the Trust.

4. Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                            June 30, 2008 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-543-0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                           Net Expense                                                   Expenses Paid
                         Ratio Annualized         Beginning             Ending           During the Six
                             June 30,           Account Value       Account Value         Months Ended
                               2008            January 1, 2008      June 30, 2008       June 30, 2008 *
------------------------------------------------------------------------------------------------------------
 Appleton Equity
   Growth Fund
           Actual             1.50%               $ 1,000.00          $  918.60              $ 7.13
    Hypothetical              1.50%               $ 1,000.00          $ 1,017.43             $ 7.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/366] (to reflect the one-half year period).

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)   (1)   Code of Ethics. Not required in semi-annual report filing.

(a)   (2)   The certification required by Rule 30a-2 of the Investment Company
            Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
            --------------------------------------------------------------------

By (Signature and Title)


/s/ James I. Ladge
------------------------------------------
James I. Ladge
President and Treasurer

Date:  August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
------------------------------------------
James I. Ladge
President and Treasurer

Date:  August 29, 2008